Notes to Reserves and Dividends - Additional Information (Detail) - ₨ / shares	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Debenture Redemption Reserve percentage	25.00%
Minimum percentage of net profit amount required to be transferred to reserve fund before declaring any dividend	20.00%
Dividend declared	₨ 0	₨ 0
Ordinary shares [Member]
Dividends per share			₨ 0.2
Par value per share	2	2	2
'A' Ordinary shares [Member]
Dividends per share			0.3
Par value per share	₨ 2	₨ 2	₨ 2
Tata Daewoo Commercial Vehicle Company Limited [Member]
Minimum percentage of cash dividend declared appropriation to legal reserve	10.00%
Percentage of capital stock required until no longer required to appropriate cash dividend declared to legal reserve	50.00%